6. COMMITMENTS AND CONTINGENCIES (Details) - USD ($)	Sep. 30, 2016	Dec. 31, 2015
Commitments And Contingencies Details
2016:	$ 2,000,000	$ 2,000,000
2017:	3,000,000	2,400,000
2018:	3,500,000	2,600,000
2019:	4,000,000	2,600,000
2020:	$ 4,500,000	$ 2,600,000